Commitments and Contingencies - Additional Information (Detail) - USD ($)			5 Months Ended	6 Months Ended
	Dec. 07, 2020	Dec. 07, 2020	Dec. 31, 2020	Jun. 30, 2021
Commitments And Contingencies [Line Items]
Deferred underwriting commission per unit (in Dollars per share)				$ 0.35
Deferred underwriting commissions (in Dollars)				$ 8,000,000.0
Issued percent				80.00%
Profit interest				50.00%
Ownership interests percent				59.00%
Outstanding Percent				13.00%
Sponsor percent				75.00%
Outstanding common shares percentage				3.00%
Subject to forfeiture shares, percentage				20.00%
Purchase price per share (in Dollars per share)				$ 10.00
Description Of Underwriting Agreement			The underwriters agreed that they will not receive any underwriting discounts or commissions on up to 10% of the Units sold in the Initial Public Offering that may be purchased by certain investors identified by the Sponsor. As a result, the underwriters did not receive $450,000 of the 2% upfront underwriting discount and $787,500 of the 3.5% deferred underwriting discount, in each case attributable to Units sold to certain investors identified by the Sponsor.
Deferred Fee Per Unit Price / shares			$ 0.35
Deferred underwriters fee			$ 8,067,500
Common Class A [Member]
Commitments And Contingencies [Line Items]
Purchase price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Over-Allotment Option [Member] | Common Class A [Member]
Commitments And Contingencies [Line Items]
Aggregate shares (in Shares) | shares				3,300,000
IPO [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting commission per unit (in Dollars per share)				$ 0.20
Deferred underwriting commissions (in Dollars)				$ 4,600,000
Purchase price per share (in Dollars per share)	$ 10.00	$ 10.00
Deferred underwriters fee	$ 4,610,000	$ 4,610,000
Private Placement [Member] | Common Class A [Member]
Commitments And Contingencies [Line Items]
Aggregate shares (in Shares) | shares				14,500,000
Purchase price per share (in Dollars per share)				$ 10.00
Aggregate purchase price (in Dollars) | $				$ 145,000,000